Note 13 - Shareholders' Equity, Additional Information (Detail) In Millions, except Share data, unless otherwise specified	Apr. 29, 2011 USD ($)	Apr. 28, 2011 USD ($)	Apr. 28, 2011 BRL	Mar. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Common share				7,442,454,142	7,442,454,142
Preferred share				5,602,042,788	5,602,042,788
Relation ADS and shares				2 Shares for 1 ADS
Minimum voting shares of current Brazilian law requires Federal Government ownership				50.00% plus 1 share
Capitalization of part of the tax incentive profit reserves
Initial amount in Company's Capital increase		$ 109,746
Final amount in Company's Capital increase		109,760
Capital increase		14
Initial amount in Company's Capital increase (Reais)			205,357
Final amount in Company's Capital increase (Reais)			205,380
Capital increase (Reais)			23
Dividends approved in the Annual General Shareholders' Meeting		6,780
Interest on shareholders' equity	$ 1,645	$ 5,857
Levy of income tax on interest on shareholders' equity				15.00%